CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Current assets	€ 30,473	€ 31,513
Cash and cash equivalents	6,451	4,368
Financial assets	4,295	7,408
Trade receivables, net	4,289	5,915
Inventories	13,685	12,459
Income tax receivables	61	39
Other assets	1,692	1,324
Non-current assets
Non-current assets	30,605	31,052
Financial assets	2,852	2,279
Intangible assets	1,265	1,356
Property, plant and equipment, net	26,416	27,343
Investments in joint venture	28	30
Other assets	44	44
Total assets	61,078	62,565
Current liabilities
Current liabilities	8,774	18,855
Trade payables	2,148	2,797
Contract liabilities	3,874	2,623
Financial liabilities	1,110	11,290
Other liabilities and provisions	1,642	2,145
Non-current liabilities
Non-current liabilities	25,365	10,192
Deferred tax liabilities	198	142
Financial liabilities	24,983	9,866
Other liabilities and provisions	184	184
Equity
Equity	26,939	33,518
Subscribed capital	4,836	4,836
Capital reserves	88,410	88,077
Accumulated deficit	(67,806)	(60,124)
Accumulated other comprehensive income	1,554	742
Equity attributable to the owners of the company	26,994	33,531
Non-controlling interests	(55)	(13)
Total equity and liabilities	€ 61,078	€ 62,565